Description of the Plan (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
EBP, Minimum Withdrawal Amount	$ 500
Pre-Tax Contribution
EBP, Description of Plan [Line Items]
Matching percentage	30.00%
Roth Contribution
EBP, Description of Plan [Line Items]
Matching percentage	1.80%
Employer contribution maximum matching amount	$ 45
Minimum
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	1.00%
Maximum annual compensation to total compensation, percentage	1.00%
Involuntary cash-out limit	$ 1,000
Maximum
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	75.00%
Maximum annual compensation to total compensation, percentage	5.00%
Involuntary cash-out limit	$ 7,000